Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
NET SALES	$ 342,370		$ 740,907
COST OF SALES	189,027		566,925
GROSS MARGIN	153,343		173,982
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and consulting	777,236	383,333	824,836	755,333	2,749,667	5,243,145
Professional fees	56,105	49,153	143,751	146,098	222,848	101,806
Selling, general and administrative	5,216,727	519	5,939,018	904	949	84,236
Total Selling, General and Administrative Expenses	6,050,068	433,005	6,907,605	902,335	2,973,464	5,429,187
LOSS FROM OPERATIONS	(5,896,725)	(433,005)	(6,733,623)	(902,335)	(2,973,464)	(5,429,187)
OTHER INCOME (EXPENSES)
Gain on forgiveness of debt					651,758
Interest expense	(25,092)	(42,368)	(75,459)	(115,317)	(140,411)	(120,867)
Other income
Total Other Income (Expenses)	(25,092)	(42,368)	(75,459)	(115,317)	511,347	(120,867)
LOSS BEFORE INCOME TAXES	(5,921,817)	(475,373)	(6,809,082)	(1,017,652)	(2,462,117)	(5,550,054)
INCOME TAX EXPENSE
NET LOSS	$ (5,921,817)	$ (475,373)	$ (6,809,082)	$ (1,017,652)	$ (2,462,117)	$ (5,550,054)
BASIC AND DILUTED:
Net loss per common share	$ (0.53)	$ (0.84)	$ (0.68)	$ (1.86)	$ (2.89)	$ (17.70)
Weighted average shares outstanding	11,079,388	565,590	9,983,335	547,971	850,656	313,537